Net Loss per share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Boqii Holding Limited		¥ (102,799)	¥ (128,390)	¥ (194,444)
Accretion on the Preferred Shares to redemption value (Note 20)				120,873
Accretion on the Redeemable non-controlling interests to redemption value (Note 21)		(675)	(575)	(138)
Deemed dividend to preferred shareholders				(12,547)
Net loss attributable to ordinary shareholders		¥ (103,474)	¥ (128,965)	¥ (86,256)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share, Basic (Note (a)) | shares		68,858,823	68,006,172	66,953,610
Weighted average number of ordinary shares used in computing net loss per share, Diluted (Note (a)) | shares		68,858,823	68,006,172	66,953,610
Net loss per share attributable to ordinary shareholders:
Basic | (per share)	$ (0.22)	¥ (1.5)	¥ (1.9)	¥ (1.29)
Diluted | (per share)	$ (0.22)	¥ (1.5)	¥ (1.9)	¥ (1.29)